Related-Party Transactions (Details Textual) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Sales of products to related parties	¥ 276,322	$ 40,189,000	¥ 671,093			¥ 334,841
Due to Related Parties, Noncurrent	225,654		220,915	[1]									$ 32,820,000	[1]
Due to Affiliate, Current	36,890		106,424	[1]									5,365,000	[1]
Proceeds from Sale of Equity Method Investments						470,000		¥ 265,000	¥ 735,000
Equity Method Investment, Realized Gain (Loss) on Disposal	10	1,000	13,852			97,124
Increase (Decrease) in Due from Related Parties	165,902	24,129,000
Gain (Loss) on Disposition of Stock in Subsidiary	(19,024)	(2,767,000)	8,416			34,339
Cash Collected From Related Party In Payment Of Accounts receivable			20,000
Elimination Of Mutual Owings Related Party	144,306	20,988,000
Due from Related Parties	413,000
Allowance For DoubtFul Accounts Write Offs Belonging To related Party Dues | $					$ 20,000
Business Combination, Consideration Transferred	134,167	138,000,000
Gain (Loss) on Disposition of Stock in Subsidiary or Equity Method Investee	22,271
RD Lab and Equipment [Member]
Related Party Transaction [Line Items]
Lease Income	5,280	768,000	7,800
Equipment [Member]
Related Party Transaction [Line Items]
Lease Income	23,000	3,345,000	23,000		$ 3,345,000
5.35% Interest Rate to Subsidiary [Member]
Related Party Transaction [Line Items]
Due to Related Parties								¥ 2,000
Related Party Transaction, Rate								5.35%
5.6% Interest Rate to Subsidiary [Member]
Related Party Transaction [Line Items]
Due to Related Parties								¥ 49,800
Related Party Transaction, Rate								5.60%
Yingli PV Group [Member]
Related Party Transaction [Line Items]
Purchase of raw materials from related parties	217,861	31,687,000	265,897			204,436
Purchase of services from related parties	122,059	17,753,000	285,048			235,448
Proceeds from Sale of Equity Method Investments						1,000
Equity Method Investment, Realized Gain (Loss) on Disposal						29,682
Yingli Lixian [Member]
Related Party Transaction [Line Items]
Deposit for guarantee											¥ 7,510	¥ 4,490
Yingli China [Member]
Related Party Transaction [Line Items]
Deposit for guarantee											¥ 10,000
Subsidiaries of Yingli Group [Member]
Related Party Transaction [Line Items]
Collected amount from repayment of loans made to related parties	303,954	44,208,000
Accounts Receivable, Related Parties, Current	¥ 65,149												$ 9,476,000
Related Party Ownership Percentage	100.00%							100.00%					100.00%
Increase (Decrease) in Due from Related Parties	¥ 238,805	34,733,000
Affiliate [Member]
Related Party Transaction [Line Items]
Sales of products to related parties	258,949	37,663,000	526,989			322,646
Yingli Group [Member]
Related Party Transaction [Line Items]
Deposit for guarantee												¥ 10,000
Related Party Consideration From Divestiture Of Interest In Consolidated Subsidiaries			103,599
Related Party Borrowings Collateralized By Pledged Assets	135,077		264,368										$ 19,646,000
Related Party Guarantee Amount	2,660,872		2,401,181										387,008,000
Repayments of Related Party Debt						347,877
Decrease In Related Party Debt Due To Disposal Of Subsidiary			48,020
Decrease In Related Party Debt Due To Intercompany Net Off			4,870
Increase (Decrease) in Due from Related Parties	239,787	34,876,000	80,689
Proceeds from Related Party Debt	982	143,000	27,799
Yingli Group [Member] | TJ International Trading and TJ Greens Food [Member]
Related Party Transaction [Line Items]
Due from Related Parties	49,800												$ 7,243,000
Decrease in Related Party Debt due to Purchase of Subsidiary	¥ 238,805	$ 34,733,000
Tianjin Yingli Bubalus Logistics Co Ltd [Member] | TJ international Trading [Member]
Related Party Transaction [Line Items]
Proceeds from Sale of Equity Method Investments | $										$ 12,439,000
Equity Method Investment, Realized Gain (Loss) on Disposal | $										$ 1,672,000
Chengdu Yaoneng New Energy Resources Co Ltd [Member] | Beijing Yaoying New Energy Resources Co Ltd [Member]
Related Party Transaction [Line Items]
Proceeds from Sale of Equity Method Investments						826
Equity Method Investment, Realized Gain (Loss) on Disposal						¥ 291
Guangxi Yingli Yuansheng Construction Co Ltd [Member]
Related Party Transaction [Line Items]
Sale of Stock, Consideration Received on Transaction			61,500
Gain (Loss) on Disposition of Stock in Subsidiary			¥ 8,639

[1]	The Company entered into several financing lease agreements with related party controlled by Yingli Group. As of December 31, 2017 and 2018, the total outstanding payable within one year was RMB 106,424 and RMB 36,890 (US$ 5,365) over one year was RMB 220,915 and RMB 225,654 (US$ 32,820), respectively.